Advisory Fees	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Advisory Fees
Advisory Fees

14. Advisory Fees

        Pursuant to the terms of the Fund II LP Agreements, the Fund II General Partner was entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund II General Partner providing and managing the day-to-day operations and expenditures of Fund II. Total advisory fees due to the Fund II General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the three and nine months ended September 30, 2011, were approximately zero and $3.2 million, respectively and for the three and nine months ended September 30, 2010, were approximately $2.2 million and $6.5 million, respectively. As of September 30, 2011 and December 31, 2010, all advisory fees due had been paid by the limited partners.

        Pursuant to the terms of the Fund III LP Agreements, the Fund III General Partner was entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund III General Partner providing and managing the day-to-day operations and expenditures of Fund III. Total advisory fees due to the Fund III General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the three and nine months ended September 30, 2011, were approximately zero and $3.8 million, respectively and for the three and nine months ended September 30, 2010, were approximately $3.4 million and $10.3 million, respectively. As of September 30, 2011 and December 31, 2010, all advisory fees due had been paid by the limited partners.

        The combined consolidated financial statements of the Company reflect these advisory fees as contributions and distributions within the respective partner accounts. As a result of the combination of RLJ Development with Fund II and Fund III and after elimination entries, the actual expenses associated with operating Fund II and Fund III have been reflected in these financial statements. Upon completion of the IPO and related formation transactions, the advisory fee obligations of the limited partners ceased to exist.

12. Advisory Fees

        Pursuant to the terms of the Fund II LP Agreements, the Fund II General Partner is entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund II General Partner providing and managing the day-to-day operations and expenditures of RLJ Fund II. Total advisory fees due to the Fund II General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the years ended December 31, 2010, 2009 and 2008 were approximately $8.6 million, $8.6 million and $8.2 million, respectively. As of December 31, 2010, 2009 and 2008 all advisory fees due had been paid.

        Pursuant to the terms of the Fund III LP Agreements, the Fund III General Partner is entitled to receive annual advisory fees directly from the limited partners in consideration for the Fund III General Partner providing and managing the day-to-day operations and expenditures of RLJ Fund III. Total advisory fees due to the General Partner from limited partners, including advisory fees due from the limited partners admitted during subsequent closes, for the years ended December 31, 2010, 2009 and 2008 were approximately $13.7 million, per year. As of December 31, 2010, 2009 and 2008, all advisory fees had been paid by the limited partners.

        The combined consolidated financial statements of the Company reflect these advisory fees as contributions and distributions within the respective partner accounts. As a result of the combination of RLJ Development with RLJ Fund II and RLJ Fund III and after elimination entries, the actual expenses associated with operating RLJ Fund II and RLJ Fund III have been reflected in these financial statements.